10. Stock-based compensation	9 Months Ended
Sep. 30, 2016
Stock-based Compensation
Note 10. Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

a)   Stock options

		September 30, 2016
	Number of shares (000's)	Weighted average exercise price CAD
Outstanding - January 1, 2016	13,208	0.60
Granted	100	0.39
Exercised	(586)	0.25
Cancelled	(664)	0.28
Forfeited/Expired	(2,310)	1.21
Outstanding - September 30, 2016	9,748	0.49

At September 30, 2016, the following stock options were outstanding:

Number of shares (000's)	Vested (000's)	Aggregate intrinsic value CAD (000's)	Price per share CAD	Expiry Date
158	158	2	0.30 – 1.25	Oct - Dec 2016
3,215	3,215	104	0.21 – 1.25	Jan – Sep 2017
3,530	3,530	63	0.30 – 0.56	Mar – Dec 2018
2,745	2,745	209	0.21 – 0.38	Dec 2019 – Dec 2020
100	50	-	0.39	Mar 2021
9,748	9,698	378

				September 30, 2016
Weighted average exercise price for exercisable options				0.28
Weighted average share price for options exercised				0.25
Weighted average years to expiry for exercisable options				3.36

For the three months ended September 30, 2016, the total stock-based compensation charges related to options granted and vested to employees and directors was $4,498 (2015 –$9,402).

For the nine months ended September 30, 2016, the total stock-based compensation charges related to options granted and vested to employees and directors was $60,224 (2015 –$9,402).